Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Related Party Transactions

Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2010	2011	2012
Sales of products	¥2,085	2,461	1,847
Purchases of raw materials	4,065	4,622	6,155
Receivables	826	696	459
Payables	2,372	2,717	2,653
Purchases of software, hardware and others	199	442	95
Research and development expenses, computer rentals, maintenance and other expenses	1,056	1,779	1,976